Consolidated Balance Sheet - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash	$ 46,550	$ 62,143
Cash held in trust (note 12(c)(iv))	0	239,877
Amounts receivable (note 6)	251,538	245,033
Prepaid expenses and other	8,580	10,092
Investment in film and television programs (note 7)	186,008	195,180
Current assets	492,676	752,325
Long-term amounts receivable (note 6)	18,789	26,502
Property and equipment (note 9)	30,436	30,996
Goodwill (note 11)	240,806	240,534
Assets	1,476,792	1,761,705
Current liabilities
Bank indebtedness (note 12)	16,350	0
Accounts payable and accrued liabilities	130,545	178,365
Deferred revenue	47,552	50,949
Interim production financing (note 12)	93,683	101,224
Current portion of long-term debt and obligations under finance leases (note 12)	10,524	234,876
Current liabilities	298,654	565,414
Long-term debt and obligations under finance leases (note 12)	746,046	748,459
Other long-term liabilities	13,621	17,420
Deferred income taxes (note 15)	17,679	14,559
Liabilities	1,076,000	1,345,852
Equity attributable to Shareholders of the Company	315,078	329,297
Non-controlling interest	85,714	86,556
Total Shareholders’ Equity	400,792	415,853
Equity and liabilities	1,476,792	1,761,705
Commitments And Contingencies1
Acquired and library content (note 8)
Current assets
Acquired and library content and Intangible assets	147,088	155,940
Intangible assets (note 10)
Current assets
Acquired and library content and Intangible assets	$ 546,997	$ 555,408